Schedule of Investments
October 30, 2020
Ranger Micro Cap Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 97.31%

Banks: Diversified - 4.19%
Triumph Bancorp, Inc. (2)	9,534	401,667
Capstar Financial Holdings, Inc.	21,090	219,125
Veritex Holdings, Inc.	8,726	172,164

		792,956

Banks: Savings/Thrifts & Mortgage Lending - 1.52%
Banc of California, Inc.	23,950	287,400

Biotechnology - 3.57%
Avid Bioservices, Inc. (2)	51,158	370,896
ANI Pharmaceuticals, Inc. (2)	11,968	305,064

		675,960

Computer Services, Software & Systems - 19.29%
Simulations Plus, Inc.	12,535	812,519
OneSpan, Inc. (2)	29,112	638,426
PDF Solutions, Inc. (2)	28,270	529,780
Zix Corp. (2)	79,461	487,096
American Software, Inc. Class A	32,862	482,414
QAD, Inc. Class A	9,707	406,141
Model N, Inc. (2)	8,322	293,184

		3,649,560

Consumer Digital Services - 2.99%
Magnite, Inc. (2)	62,578	565,079

Containers and Packaging - 1.30%
Ranpak Holdings Corp. (2)	28,950	246,944

Cosmetics - 2.21%
e.l.f. Beauty, Inc. (2)	20,603	417,623

Diversified Materials & Processing - 4.62%
LiqTech International, Inc. (Denmark) (2)	75,834	566,480
Insteel Industries, Inc.	14,177	308,492

		874,972

Financial Data & Systems - 2.28%
i3 Verticals, Inc. Class A (2)	20,900	431,167

Health Care Services - 1.64%
Tabula Rasa HealthCare, Inc. (2)	9,010	311,205

Homebuilding - 4.71%
Green Brick Partners, Inc. (2)	49,806	891,029

Medical & Dental Instruments & Supplies - 12.36%
BioLife Solutions, Inc. (2)	43,350	1,244,579
Utah Medical Products, Inc.	6,303	523,149
LeMaitre Vascular, Inc.	12,415	403,239
Anika Therapeutics, Inc. (2)	5,158	168,254

		2,339,221

Medical Equipment - 6.75%
iRadimed Corp. (2)	24,600	557,190
Tactile Systems Technology, Inc. (2)	9,569	350,034
InfuSystem Holdings, Inc. (2)	30,070	370,462

		1,277,686

Medical Services - 4.58%
Fulgent Genetics, Inc. (2)	26,616	865,818

Metal Fabricating - 2.70%
Omega Flex, Inc.	3,418	511,675

Oil: Crude Producers - 0.75%
Brigham Minerals, Inc. Class A	16,016	141,261

Oil Well Equipment & Services - 0.42%
Select Energy Services, Inc. Class A (2)	26,062	78,707

Pharmaceuticals - 2.78%
Heska Corp. (2)	4,482	525,873

Restaurants - 1.10%
BJ's Restaurants, Inc.	7,391	208,500

Scientific Instruments: Control & Filter - 3.77%
NAPCO Security Technologies, Inc. (2)	29,560	712,987

Scientific Instruments: Electrical - 2.69%
Allied Motion Technologies, Inc.	13,469	508,859

Scientific Instruments: Gauges & Meters - 3.52%
Mesa Laboratories, Inc.	2,550	666,596

Semiconductors & Components - 1.94%
nLight, Inc. (2)	17,283	367,091

Specialty Retail - 4.62%
America's Car-Mart, Inc. (2)	5,920	512,198
Boot Barn Holdings, Inc. (2)	11,315	362,306

		874,504

Telecommunications Equipment - 1.01%
Genasys, Inc.	31,683	190,732

Total Common Stocks	(Cost $ 15,865,892)	18,413,405

Short-Term Investment - 2.82%

First American Government Obligation Fund - Class Z 0.03% (3)	534,038	534,038

Total Short-Term Investment	(Cost $ 534,038)	534,038

Total Investments - 100.13%	(Cost $ 16,399,930)	18,947,443

Liabilities in Excess of Other Assets - (0.13%)		(24,580)

Total Net Assets - 100.00%		18,922,863

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 30, 2020 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$18,947,443	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$18,947,443	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) The yield shown represents the 7-day yield in effect at October 30, 2020.